Deposits - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Deposits From Banking Clients [Line Items]
Time deposits with residual maturity of less than one year	₨ 3,904,998.5	$ 59,975.4	₨ 2,721,768.7
Time deposits	4,455,680.6	$ 68,433.1	3,341,857.7
Deposit in excess of Rs. 100000
Deposits From Banking Clients [Line Items]
Time deposits	₨ 4,282,026.0		₨ 3,161,579.1